Document Statement (USD $)	6 Months Ended
	Jun. 30, 2013	Jul. 29, 2013
Entity Information [Line Items]
Entity Registrant Name	MID AMERICA APARTMENT COMMUNITIES INC
Entity Central Index Key	0000912595
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	8-K
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Trading Symbol	MAA
Amendment Flag	false
Entity Common Stock, Shares Outstanding		42,735,722
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 2,896,227,801

Condensed Consolidated Balance Sheets (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Temporary Equity, Shares Outstanding	78,154	72,786
Real estate assets:
Land	$ 370,589	$ 359,943
Buildings and improvements	2,942,211	2,867,409
Furniture, fixtures and equipment	87,429	84,997
Capital improvements in progress	47,020	50,844
Real Estate Investment Property, at Cost, Total	3,447,249	3,363,193
Less accumulated depreciation	(927,829)	(901,485)
Real Estate Investment Property, Net, Total	2,519,420	2,461,708
Land held for future development	5,450	1,205
Commercial properties, net	7,873	8,058
Investments in real estate joint ventures	3,178	4,837
Real estate assets, net	2,535,921	2,475,808
Cash and cash equivalents	8,743	8,886
Restricted cash	12,989	809
Deferred financing costs, net	12,041	13,380
Other assets	41,039	26,882
Goodwill	4,106	4,106
Assets held for sale	5,881	0
Total assets	2,620,720	2,529,871
Liabilities:
Secured notes payable	1,086,442	1,170,646
Unsecured notes payable	585,000	483,000
Accounts payable	9,436	3,889
Fair market value of interest rate swaps	11,907	21,423
Accrued expenses and other liabilities	89,462	90,559
Security deposits	6,453	6,167
Due to Related Parties, Current	46,265	24,255
Liabilities associated with assets held for sale	148	0
Total liabilities	1,835,113	1,799,939
Redeemable stock	5,521	4,713
Shareholders' equity:
General Partners' Capital Account	739,745	706,296
Limited Partners' Capital Account	31,705	30,993
Accumulated other comprehensive losses	(6,500)	(26,881)
Partners' Capital	764,950	710,408
Noncontrolling interest	15,136	14,811
Total equity	780,086	725,219
Total liabilities and equity	$ 2,620,720	$ 2,529,871

Condensed Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012
General Partners' Capital Account, Units Outstanding	40,141,197	39,721,461	38,544,218
Limited Partners' Capital Account, Units Outstanding	1,707,660	1,731,672	1,784,208
Temporary Equity, Shares Outstanding	78,154	72,786

Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share	$ 0.77	$ 0.35	$ 0.79	$ 0.61
Operating revenues:
Rental revenues	$ 111,320,000	$ 98,119,000	$ 219,373,000	$ 191,089,000
Other property revenues	9,804,000	8,894,000	19,139,000	17,399,000
Total property revenues	121,124,000	107,013,000	238,512,000	208,488,000
Management fee income	141,000	209,000	319,000	478,000
Total operating revenues	121,265,000	107,222,000	238,831,000	208,966,000
Property operating expenses:
Personnel	13,213,000	12,128,000	25,987,000	24,194,000
Building repairs and maintenance	3,540,000	3,352,000	6,414,000	6,558,000
Real estate taxes and insurance	14,822,000	12,702,000	29,189,000	24,783,000
Utilities	6,300,000	5,888,000	12,290,000	11,198,000
Landscaping	2,593,000	2,320,000	5,214,000	4,739,000
Other operating	8,254,000	7,553,000	15,988,000	14,793,000
Depreciation and amortization	29,772,000	27,415,000	59,506,000	53,572,000
Total property operating expenses	78,494,000	71,358,000	154,588,000	139,837,000
Acquisition (credit) expenses	489,000	389,000	499,000	409,000
Property management expenses	4,282,000	4,961,000	9,060,000	9,885,000
General and administrative expenses	2,410,000	2,816,000	5,300,000	5,845,000
Merger Related Expenses	5,737,000	0	5,737,000	0
Income from continuing operations before non-operating items	29,853,000	27,698,000	63,647,000	52,990,000
Interest and other non-property income	(5,000)	84,000	13,000	198,000
Interest expense	(14,159,000)	(12,577,000)	(28,190,000)	(25,253,000)
Gain on debt extinguishment	(1,000)	(15,000)	(62,000)	5,000
Amortization of deferred financing costs	(763,000)	(753,000)	(1,528,000)	(1,409,000)
Net casualty loss and other settlement proceeds	438,000	0	454,000	(9,000)
Income from continuing operations before loss from real estate joint ventures	15,363,000	14,434,000	34,334,000	26,519,000
Loss from real estate joint ventures	48,000	(69,000)	102,000	(100,000)
Income from continuing operations	15,411,000	14,365,000	34,436,000	26,419,000
Discontinued operations:
(Loss) income from discontinued operations before gain on sale	721,000	1,105,000	1,414,000	2,160,000
Net casualty loss on insurance and other settlement proceeds on discontinued operations	(5,000)	(2,000)	(5,000)	(56,000)
Gain on sale of discontinued operations	31,780,000	12,953,000	31,780,000	22,382,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	47,907,000	28,421,000	67,625,000	50,905,000
Net income attributable to noncontrolling interests	160,000	135,000	319,000	283,000
Net income attributable to MAA	47,747,000	28,286,000	67,306,000	50,622,000
Net income available for common shareholders	47,747,000	28,286,000	67,306,000	50,622,000
Earnings per common share - basic:
Earnings Per Share, Basic and Diluted	$ 1.14	$ 0.7	$ 1.61	$ 1.27
Dividends declared per common share	$ 0.695	$ 0.66	$ 1.39	$ 1.32
Income from continuing operations available for common unitholders	$ 0.37	$ 0.35	$ 0.82	$ 0.66
Loss on sale of non-depreciable assets	0	(3,000)	0	(3,000)
Disposal Groups, Including Discontinued Operations, Name [Member]
Operating revenues:
Rental revenues	1,984,000	5,341,000	4,317,000	11,143,000
Other property revenues	129,000	514,000	296,000	1,085,000
Total operating revenues	2,113,000	5,855,000	4,613,000	12,228,000
Property operating expenses:
Total property operating expenses	948,000	2,879,000	2,059,000	6,164,000
Interest expense	(73,000)	(330,000)	(154,000)	(705,000)
Discontinued operations:
(Loss) income from discontinued operations before gain on sale			1,414,000	2,160,000
Net casualty loss on insurance and other settlement proceeds on discontinued operations			(5,000)	(56,000)
Gain on sale of discontinued operations			$ 31,780,000	$ 22,382,000

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Consolidated net income	$ 47,907	$ 28,421	$ 67,625	$ 50,905
Unrealized losses from the effective portion of derivative instruments	12,101	(3,991)	11,904	(5,293)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax			11,904	(5,293)
Reclassification adjustment for losses included in net income for the effective portion of derivative instruments	3,932	4,944	(8,477)	(10,495)
Total comprehensive income	63,940	29,374	88,006	56,107
Less: comprehensive income attributable to noncontrolling interests	(160)	(135)	(319)	(283)
Comprehensive income attributable to MAA	$ 63,780	$ 29,239	$ 87,687	$ 55,824

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Fair value adjustment on debt assumed	$ 704	$ 2,578
Cash flows from operating activities:
Consolidated net income	67,625	50,905
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, Amortization and Accretion, Net		(38)
Retail Revenue Accretion	20
Depreciation and amortization	62,157	64,061
Stock compensation expense	1,050	1,104
Redeemable Units Issued	338	257
Amortization of debt premium	(504)	(316)
Loss from investments in real estate joint ventures	(102)	98
Gain on debt extinguishment	62	(5)
Derivative interest expense	465	361
Loss on sale of non-depreciable assets, including discontinued operations	0	(3)
Gain on sale of discontinued operations	(31,780)	(22,382)
Gain (Loss) on Disposal of Discontinued Operation		22,453
Net casualty loss and other settlement proceeds	(449)	65
Changes in assets and liabilities:
Restricted cash	(278)	102
Other assets	(3,281)	506
Accounts payable	5,575	2,699
Accrued expenses and other	(3,226)	9,947
Security deposits	298	299
Net cash provided by operating activities	97,930	107,671
Cash flows from investing activities:
Purchases of real estate and other assets	(89,123)	(96,941)
Improvements to existing real estate assets	(21,837)	(56,582)
Construction capital and other improvements	(1,861)	(636)
Renovations to Existing Real Estate Assets	4,282	2,364
Development	(20,816)	(18,617)
Distributions from real estate joint ventures	8,197	10,779
Contributions to real estate joint ventures	(183)	(69)
Proceeds from disposition of real estate assets	56,328	53,704
Funding of escrow for future acquisitions	(11,902)	0
Net cash used in investing activities	(85,479)	(110,726)
Cash flows from financing activities:
Advances from General Partner	22,170	3,004
Net change in credit lines	2,000	(232,064)
Proceeds from notes payable	0	150,000
Principal payments on notes payable	(2,697)	(1,757)
Payment of deferred financing costs	(426)	(2,115)
Payments for Repurchase of Common Units	673	17,177
Proceeds from Issuance of Common Limited Partners Units	24,969	120,149
Distributions Paid on Common Units	57,937	51,970
Net cash (used in) provided by financing activities	(12,594)	(31,930)
Net (decrease) increase in cash and cash equivalents	(143)	(34,985)
Cash and cash equivalents, beginning of period	8,886	57,151
Cash and cash equivalents, end of period	8,743	22,166
Supplemental disclosure of cash flow information:
Interest paid	30,937	27,341
Supplemental disclosure of noncash investing and financing activities:
Accrued construction in progress	5,395	5,389
Interest capitalized	872	969
Marked-to-market adjustment on derivative instruments	19,916	4,841
Notes Assumed	$ 18,293	$ 30,290

Consolidation and Basis of Presentation and Significant Accounting Policies Consolidation and Basis of Presentation and Significant Accounting Policies (Notes)	6 Months Ended
Jun. 30, 2013
Consolidation and Basis of Presentation and Significant Accounting Policies [Abstract]
Consolidation and Basis of Presentation and Significant Accounting Policies
Consolidation and Basis of Presentation and Significant Accounting Policies

Consolidation and Basis of Presentation

Mid-America Apartments, L.P., or "MAALP", "us", "we", "our", or the "Operating Partnership", is a Memphis, Tennessee based limited partnership formed in 1993 and currently operates pursuant to the provisions of the Second Amended and Restated Agreement of Limited Partnership, or the Partnership Agreement. MAALP's sole general partner is Mid-America Apartment Communities, Inc., or MAA, a Memphis, Tennessee-based self-administered and self-managed real estate investment trust, or REIT, that focuses on acquiring, owning and operating apartment communities mainly in the Sunbelt region of the United States. As of June 30, 2013, MAALP owned or owned interests in a total of 150 multifamily apartment communities comprising 44,219 apartments located in 12 states, including four communities comprising 1,156 apartments owned through our joint venture, Mid-America Multifamily Fund II, LLC, or Fund II. MAALP also had two development communities under construction totaling 564 units as of June 30, 2013. A total of 96 units for the development projects were completed as of June 30, 2013, and therefore have been included in the totals above. Total expected costs for the development projects are $73.8 million, of which $37.8 million has been incurred through June 30, 2013. MAALP expects to complete construction on one of the projects by the fourth quarter of 2013 and the other by the fourth quarter of 2014. Four of our properties include retail components with approximately 107,000 square feet of gross leasable area.

On June 3, 2013, MAA entered into an agreement and plan of merger with Colonial Properties Trust, or Colonial, a Birmingham, Alabama-based REIT operating primarily in the multifamily apartment sector, in which MAA will merge with Colonial in a stock-for-stock transaction. As part of the merger, MAALP will also merge with Colonial Realty Limited Partnership, or Colonial LP. The mergers are expected to be completed during the third quarter of 2013. The combined company will operate under the name "MAA" and will be run by our existing management team.

The accompanying unaudited condensed consolidated financial statements have been prepared by our management in accordance with United States generally accepted accounting principles, or GAAP, for interim financial information and applicable rules and regulations of the Securities and Exchange Commission, or the SEC, and our accounting policies as set forth in our December 31, 2012 annual consolidated financial statements. All significant intercompany accounts and transactions have been eliminated in consolidation. In our opinion, all adjustments necessary for a fair presentation of the condensed consolidated financial statements have been included, and all such adjustments were of a normal recurring nature. The results of operations for the three- and six-month periods ended June 30, 2013 and 2012 are not necessarily indicative of the results to be expected for the full year. These financial statements should be read in conjunction with our audited financial statements and notes thereto included in our Current Report on Form 8-K filed with the SEC on March 22, 2013. The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the dates of the financial statements and the amounts of revenues and expenses during the reporting periods.  Actual amounts realized or paid could differ from those estimates.

Interests in MAALP are represented by operating partnership units, or OP Units. As of June 30, 2013, there were 41,848,857 OP Units outstanding, 40,141,197, or 95.9%, of which were owned by MAA, our general partner. The remaining 1,707,660 OP Units were owned by nonaffiliated limited partners, as defined in the Partnership Agreement. During the three-month periods ended June 30, 2013 and 2012, rental revenue of the Operating Partnership represented 90.4% and 90.1% of the consolidated rental revenues of MAA, respectively. During the six-month periods ended June 30, 2013 and 2012, rental revenue of the Operating Partnership represented 90.3% and 89.9% of the consolidated rental revenues of MAA, respectively.

The consolidated financial statements presented herein include the accounts of MAALP and all other subsidiaries in which MAALP has a controlling financial interest. MAALP owns approximately 70% to 100% of all consolidated subsidiaries.

MAALP invests in entities that may qualify as variable interest entities, or VIE. A VIE is a legal entity in which the equity investors lack sufficient equity at risk for the entity to finance its activities without additional subordinated financial support or, as a group, the holders of the equity investment at risk lack the power to direct the activities of a legal entity as well as the obligation to absorb its expected losses or the right to receive its expected residual returns. MAALP consolidates all VIEs for which it is the primary beneficiary and uses the equity method to account for investments that qualify as VIEs but for which it is not the primary beneficiary. In determining whether MAALP is the primary beneficiary of a VIE, MAALP considers qualitative and quantitative factors, including but not limited to, those activities that most significantly impact the VIE's economic performance and which party controls such activities.

MAALP uses the equity method of accounting for its investments in entities for which it exercises significant influence, but does not have the ability to exercise control. These entities are not variable interest entities. The factors considered in determining that MAALP does not have the ability to exercise control include ownership of voting interests and participatory rights of investors.

Earnings per OP Unit

Basic earnings per OP Unit is computed by dividing net income available for common unitholders by the weighted average number of units outstanding during the period. Diluted earnings per OP Unit reflects the potential dilution that could occur if securities or other contracts to issue OP Units were exercised or converted into OP Units. For the three and six months ended June 30, 2013 and 2012, there were no dilutive securities and therefore basic and diluted earnings per OP Unit are the same.

A reconciliation of the numerators and denominators of the basic and diluted earnings per unit computations for the three and six months ended June 30, 2013 and 2012 is presented below:

(dollars and units in thousands, except per unit amounts)	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Units Outstanding
Weighted average common units - basic and diluted	41,841	40,392	41,679	39,763

Calculation of Earnings per Unit - basic and diluted
Income from continuing operations	$15,411	$14,365	$34,436	$26,419
Income from continuing operations attributable to noncontrolling interests	51	68	162	147
Income from continuing operations available for common unitholders, adjusted	$15,360	$14,297	$34,274	$26,272

Income from discontinued operations	$32,496	$14,056	$33,189	$24,486
Income from discontinued operations attributable to noncontrolling interests	109	67	157	136
Income from discontinued operations available for common unitholders, adjusted	$32,387	$13,989	$33,032	$24,350

Earnings per unit - basic and diluted:
Income from continuing operations available for common unitholders	$0.37	$0.35	$0.82	$0.66
Income from discontinued operations available for common unitholders	0.77	0.35	0.79	0.61
Net income available for common unitholders	$1.14	$0.70	$1.61	$1.27

Equity	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Equity

Total capital and its components for the six-month periods ended June 30, 2013 and 2012 were as follows (dollars in thousands, except per unit data):

	MAALP Unitholders
	Limited Partner	General Partner	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total Partnership Capital
CAPITAL BALANCE DECEMBER 31, 2012	$30,993	$706,296	$(26,881)	$14,811	$725,219
Net income	2,757	64,549		319	67,625
Other comprehensive income - derivative instruments (cash flow hedges)			20,381		20,381
Issuance of units		24,969			24,969
Units repurchased and retired		(673)			(673)
General partner units issued in exchange for limited partner units	(443)	443			—
Redeemable units fair market value adjustment		(431)			(431)
Adjustment for noncontrolling interest ownership in subsidiaries	772	(778)		6	—
Amortization of unearned compensation		1,171			1,171
Distributions ($1.3900 per unit)	(2,374)	(55,801)			(58,175)
CAPITAL BALANCE JUNE 30, 2013	$31,705	$739,745	$(6,500)	$15,136	$780,086

	MAALP Unitholders
	Limited Partner	General Partner	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total Partnership Capital
CAPITAL BALANCE DECEMBER 31, 2011	$28,729	$538,623	$(38,579)	$13,362	$542,135
Net income	2,407	48,215		283	50,905
Other comprehensive income - derivative instruments (cash flow hedges)			5,202		5,202
Issuance of units		120,150			120,150
Units repurchased and retired		(17,177)			(17,177)
General partner units issued in exchange for limited partner units	(2,516)	2,516			—
Redeemable units fair market value adjustment		(375)			(375)
Adjustment for noncontrolling interest ownership in subsidiaries	3,595	(3,590)		(5)	—
Amortization of unearned compensation		1,231			1,231
Distributions ($1.3200 per unit)	(2,458)	(50,818)			(53,276)
CAPITAL BALANCE JUNE 30, 2012	$29,757	$638,775	$(33,377)	$13,640	$648,795

Segment Information	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Segment Information
Segment Information
As of June 30, 2013, MAALP owned or had an ownership interest in 150 multifamily apartment communities in 12 different states from which it derived all significant sources of earnings and operating cash flows. Senior management evaluates performance and determines resource allocations by reviewing apartment communities individually and in the following reportable operating segments:

•	Large market same store communities are generally communities:

◦	in markets with a population of at least one million and at least 1% of the total public multifamily REIT units; and

◦	that MAALP has owned and have been stabilized for at least a full 12 months and have been identified as a disposition property by the Board of Directors.

•	Secondary market same store communities are generally communities:

◦	in markets with populations of more than one million but less than 1% of the total public multifamily REIT units or in markets with a population of less than one million; and

◦	that MAALP has owned and have been stabilized for at least a full 12 months and have been identified as a disposition property by the Board of Directors.

•
Non same store communities and other includes recent acquisitions, communities in development or lease-up and communities that have been identified for disposition. Also included in non same store communities are non multifamily activities, which represent less than 1% of our portfolio.

On the first day of each calendar year, MAALP determines the composition of our same store operating segments for that year as well as adjusting the previous year, which allows MAALP to evaluate full period-over-period operating comparisons. Properties in development or lease-up will be added to the same store portfolio on the first day of the calendar year after they have been owned and stabilized for at least a full 12 months. Communities are considered stabilized after achieving 90% occupancy for 90 days. Communities that have been identified for disposition are excluded from our same store profits. A property becomes stabilized when it reaches 90% occupancy for at least 90 days.  MAALP utilizes net operating income, or NOI, in evaluating the performance of the segments.  Total NOI represents total property revenues less total property operating expenses, excluding depreciation and amortization, for all properties held during the period regardless of their status as held for sale. MAALP believes NOI is a helpful tool in evaluating the operating performance of its segments because it measures the core operations of property performance by excluding partnership level expenses and other items not related to property operating performance.

Revenues and NOI for each reportable segment for the three- and six-month periods ended June 30, 2013 and 2012 were as follows (dollars in thousands):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Revenues
Large Market Same Store	$58,142	$55,111	$115,421	$109,043
Secondary Market Same Store	44,849	43,342	89,098	86,014
Non-Same Store and Other	18,133	8,560	33,993	13,431
Total property revenues	121,124	107,013	238,512	208,488
Management fee income	141	209	319	478
Total operating revenues	$121,265	$107,222	$238,831	$208,966

NOI
Large Market Same Store	$34,424	$32,217	$69,004	$63,653
Secondary Market Same Store	26,841	25,735	53,547	50,792
Non-Same Store and Other	12,302	8,110	23,397	13,890
Total NOI	73,567	66,062	145,948	128,335
Discontinued operations NOI included above	(1,165)	(2,992)	(2,518)	(6,112)
Management fee income	141	209	319	478
Depreciation and amortization	(29,772)	(27,415)	(59,506)	(53,572)
Acquisition expense	(489)	(389)	(499)	(409)
Property management expense	(4,282)	(4,961)	(9,060)	(9,885)
General and administrative expense	(2,410)	(2,816)	(5,300)	(5,845)
Merger related expenses	(5,737)	—	(5,737)	—
Interest and other non-property (loss) income	(5)	84	13	198
Interest expense	(14,159)	(12,577)	(28,190)	(25,253)
(Loss) gain on debt extinguishment	(1)	(15)	(62)	5
Amortization of deferred financing costs	(763)	(753)	(1,528)	(1,409)
Net casualty gain (loss) and other settlement proceeds	438	—	454	(9)
Gain on sale of non-depreciable assets	—	(3)	—	(3)
Gain (loss) from real estate joint ventures	48	(69)	102	(100)
Discontinued operations	32,496	14,056	33,189	24,486
Net income attributable to noncontrolling interests	(160)	(135)	(319)	(283)
Net income available for Mid-America Apartments, L.P. common unitholders	$47,747	$28,286	$67,306	$50,622

Assets for each reportable segment as of June 30, 2013 and December 31, 2012, were as follows (dollars in thousands):

	June 30, 2013	December 31, 2012
Assets
Large Market Same Store	$1,187,218	$1,108,827
Secondary Market Same Store	695,113	654,315
Non-Same Store and Other	678,361	728,209
Corporate assets	60,028	38,520
Total assets	$2,620,720	$2,529,871

Real Estate Acquisitions	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Real Estate Acquisitions
 Real Estate Acquisitions

On May 1, 2013, MAALP purchased Greenwood Forest, a 316-unit apartment community located in Greenwood Forest (Houston), Texas. This property was previously a part of Mid-America Multifamily Fund I, LLC.

On May 21, 2013, MAALP purchased Station Square at Cosner's Corner, a 260-unit apartment community located in Fredericksburg, Virginia. As part of this purchase, MAALP also acquired land for future development.

Discontinued Operations	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Discontinued Operations
Discontinued Operations

The following properties have been classified as discontinued operations in the Condensed Consolidated Statements of Operations for the three- and six-month periods ended June 30, 2013 and 2012:

Community	Number of Units	Date Sold	Location	Operating Segment
Woodbridge	188	May 15, 2013	Jacksonville, Florida	Large market same store
High Ridge	160	June 13, 2013	Athens, Georgia	Secondary market same store
Paddock Club Jacksonville	440	June 20, 2013	Jacksonville, Florida	Large market same store
Marsh Oaks	120	Held for sale	Jacksonville, Florida	Large market same store
Fountain Lake	113	Held for sale	Brunswick, Georgia	Secondary market same store

The following is a summary of discontinued operations for the three- and six-month periods ended June 30, 2013 and 2012, (dollars in thousands):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Revenues
Rental revenues	$1,984	$5,341	$4,317	$11,143
Other revenues	129	514	296	1,085
Total revenues	2,113	5,855	4,613	12,228
Expenses
Property operating expenses	948	2,879	2,059	6,164
Depreciation and amortization	371	1,541	986	3,199
Interest expense	73	330	154	705
Total expense	1,392	4,750	3,199	10,068
Income from discontinued operations before gain on sale	721	1,105	1,414	2,160
Net loss on insurance and other settlement proceeds on discontinued operations	(5)	(2)	(5)	(56)
Gain on sale of discontinued operations	31,780	12,953	31,780	22,382
Income from discontinued operations	$32,496	$14,056	$33,189	$24,486

Share and Unit Information	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Share and Unit Information

Interests in MAALP are represented by OP Units. As of June 30, 2013, there were 41,848,857 OP Units outstanding, 40,141,197, or 95.9%, of which were owned by MAA, our general partner. The remaining 1,707,660 OP Units were owned by nonaffiliated limited partners, or the Class A Limited Partners. As of June 30, 2012, there were 40,328,426 OP Units outstanding, 38,544,218 or 95.6% of which were owned by MAA and 1,784,208 of which were owned by the Class A Limited Partners.

MAA, as the sole general partner, has full, complete and exclusive discretion to manage and control the business of MAALP subject to the restrictions specifically contained within the Partnership Agreement. Unless otherwise stated in the Partnership Agreement, this power includes, but is not limited to, acquiring, leasing, or disposing of any real property; constructing buildings and making other improvements to properties owned; borrowing money, modifying or extinguishing current borrowings, issuing evidence of indebtedness, and securing such indebtedness by mortgage, deed of trust, pledge or other lien on MAALP's assets; and distribution of MAALP cash or other assets in accordance with the Partnership Agreement. MAA can generally, at its sole discretion, issue and redeem OP Units and determine the consideration to be received or the redemption price to be paid, as applicable. The general partner may delegate these and other powers granted if the general partner remains in supervision of the designee.

Under the Partnership Agreement, MAALP may issue Class A OP Units and Class B OP Units. Class A OP Units may only be held by limited partners who are not affiliated with MAA, as defined in the Partnership Agreement, in its capacity as general partner of the Operating Partnership, while Class B OP Units may only be held by MAA, in its capacity as general partner of the Operating Partnership, and as of June 30, 2013, a total of 1,707,660 Class A OP Units in the Operating Partnership were held by limited partners unaffiliated with MAA, while a total of 40,141,197 Class B OP Units were held by MAA. In general, the limited partners do not have the power to participate in the management or control of MAALP's business except in limited circumstances including changes in the general partner and protective rights if the general partner acts outside of the provisions provided in the Partnership Agreement. The transferability of Class A OP Units is also limited by the Partnership Agreement.

Net income is allocated to the general partner and limited partners based on their respective ownership percentages of the Operating Partnership. Issuance or redemption of additional Class A OP Units or Class B OP Units changes the relative ownership percentage of the partners. The issuance of Class B OP Units generally occurs when MAA issues common stock and the proceeds from that issuance are contributed to the Operating Partnership in exchange for the issuance of Class B OP Units to MAA equal to the number of common stock shares issued. Likewise, if MAA repurchases or redeems outstanding shares of common stock, the Operating Partnership generally redeems an equal number of Class B OP Units with similar terms held by MAA for a redemption price equal to the purchase price of those shares of common stock. At each reporting period, the allocation between general partner capital and limited partner capital is adjusted to account for the change in the respective percentage ownership of the underlying capital of the Operating Partnership. Holders of the Class A OP Unit may require MAA to redeem their Class A OP Units, in which case MAA may, at its option, pay the redemption price either in cash (in an amount per Class A OP Unit equal, in general, to the average closing price of MAA's common stock on the New York Stock Exchange over a specified period prior to the redemption date) or by delivering one share of MAA common stock (subject to adjustment under specified circumstances) for each Class A OP Unit so redeemed.

At June 30, 2013, a total of 1,707,660 Class A OP Units were outstanding and redeemable for 1,707,660 shares of MAA common stock, or approximately $115,728,118 based on the closing price of MAA’s common stock on June 30, 2013 of $67.77 per share, at MAA’s option. At June 30, 2012, a total of 1,784,208 Class A OP Units were outstanding and redeemable for 1,784,208 shares of MAA common stock, or approximately $121,754,354 based on the closing price of MAA’s common stock on June 30, 2012 of $68.24 per share, at MAA’s option.

The Operating Partnership pays the same per unit distribution in respect to the OP Units as the per share dividend MAA pays in respect to its common and preferred stock.

On August 26, 2010, MAALP and MAA entered into sales agreements with Cantor Fitzgerald & Co., Raymond James & Associates, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated to sell up to a combined total of 6,000,000 shares of MAA common stock, from time to time in at-the-market offerings or negotiated transactions through a controlled equity offering program. We terminated this ATM program and on February 25, 2013, MAALP and MAA entered into sales agreements with J.P. Morgan Securities LLC, BMO Capital Markets Corp., KeyBanc Capital Markets Inc. and UBS Securities LLC with materially the same terms as our previous distribution agreements for a combined total of 4,500,000 shares of MAA common stock.

During the three- and six-month periods ended June 30, 2013, MAA sold 39,845 shares and 365,011 shares of common stock, respectively, for net proceeds of $2.7 million and $24.8 million, respectively, through its ATM programs. The gross proceeds for these issuances were $2.8 million and $25.1 million, respectively, for the three- and six-month periods ended June 30, 2013. During the three- and six-month periods ended June 30, 2012, MAA did not issue any shares through its ATM programs. As of June 30, 2013, there were 4,134,989 shares outstanding under the ATM. All proceeds from these transactions were received by MAALP in exchange for a number of OP Units equal to the number of shares issued by MAA.

On March 2, 2012, MAA closed on an underwritten public offering of 1,955,000 shares of common stock. UBS Investment Bank and Jeffries & Company, Inc. acted as joint bookrunning managers. This transaction resulted in net proceeds of $120.1 million. The gross proceeds for this offering were approximately $124.1 million. MAA had no such offerings during the three- and six-month periods ended June 30, 2013. Proceeds from this transaction were received by MAALP in exchange for OP Units equal to the number of shares issued.

We have a Dividend and Distribution Reinvestment and Share Purchase Plan, or DRSPP, pursuant to which MAA’s shareholders and our holders of OP Units have the ability to reinvest all or part of their distributions from MAA’s common stock, preferred stock or OP Units into MAA’s common stock. The plan also provides the opportunity to make optional cash investments in common shares of at least $250, but not more than $5,000 in any given month, free of brokerage commissions and charges. MAA, in its absolute discretion, may grant waivers to allow for optional cash payments in excess of $5,000. To fulfill its obligations under the DRSPP, MAA may either issue additional shares of common stock or repurchase common stock in the open market. MAA has registered with the Securities and Exchange Commission the offer and sale of up to 7,600,000 shares of common stock pursuant to the DRSPP. MAA may elect to sell shares under the DRSPP at up to a 5% discount.

Common stock shares totaling 188 and 329 during the three- and six-month periods ended June 30, 2013 and 209 and 329 during the three- and six-month periods ended June 30, 2012 were acquired by shareholders under the DRSPP. The issuances resulted in gross proceeds of approximately $13,000 and $22,000 for the three- and six-month periods ending June 30, 2013 and $14,000 and $22,000 for the three- and six-month periods ending June 30, 2012. All funds received from these issuances were contributed to the Operating Partnership in exchange for a number of OP Units equal to the number of shares issued by MAA.

During the six months ended June 30, 2013, 4,582 shares of MAA’s common stock were acquired from employees to satisfy minimum tax withholding obligations that arose upon vesting of restricted stock granted pursuant to approved plans. During the six months ended June 30, 2012, 15,565 shares were acquired for these purposes. MAALP acquires OP units from MAA equal to the number of shares acquired by MAA from employees to satisfy tax withholding obligations.

Notes Payable	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Notes Payable
Notes Payable

On June 30, 2013 and December 31, 2012, MAALP had total indebtedness of approximately $1.67 billion and $1.65 billion, respectively. MAALP's indebtedness as of June 30, 2013 consisted of both conventional and tax exempt debt. Borrowings were made through individual property mortgages as well as company-wide credit facilities. MAALP utilizes both secured and unsecured debt.

On March 1, 2012, MAALP entered into a $150 million unsecured term loan agreement with a syndicate of banks led by KeyBank and J.P. Morgan with a variable rate resetting monthly at LIBOR plus a spread of 1.40% to 2.15% based on a leveraged-based pricing grid and a maturity date of March 1, 2017. As of June 30, 2013, the full amount was outstanding under this agreement. In July 2012, MAALP received an investment grade rating (Baa2) from Moody's rating service, which caused the variable rate to reset monthly at LIBOR plus a spread of 1.10% to 2.05% based on an investment grade ratings grid.

On August 31, 2012, MAALP issued $175 million of Senior Unsecured Notes to be funded at three separate times. These notes were offered in a private placement with four tranches: $18 million at 3.15% maturing on November 30, 2017; $20 million at 3.61% maturing on November 30, 2019; $117 million at 4.17% maturing on November 30, 2022; and $20 million at 4.33% maturing on November 30, 2024. As of June 30, 2013, the full amount of the notes has been funded and is included in our balance sheet.

On June 14, 2013, we entered into a $250 million term loan agreement with JPMorgan at a rate of LIBOR plus a spread of 1.30% on any outstanding borrowings. This agreement matures on June 14, 2014 although borrowings are only allowed to be drawn upon up until 60 days subsequent to the closing of the merger with Colonial. We had no borrowings under this agreement at June 30, 2013.

As of June 30, 2013, approximately 41% of MAALP's outstanding debt was borrowed through secured credit facility relationships with Prudential Mortgage Capital, which are credit enhanced by the Federal National Mortgage Association, or FNMA, and Financial Federal, which are credit enhanced by the Federal Home Loan Mortgage Corporation, or Freddie Mac.

MAALP utilizes interest rate swaps and interest rate caps to help manage its current and future interest rate risk and entered into 19 interest rate swaps and 10 interest rate caps as of June 30, 2013, representing notional amounts totaling $584.0 million and $205.2 million, respectively. MAALP also held 11 non-designated interest rate caps with notional amounts totaling $63.8 million as of June 30, 2013.

The following table summarizes our outstanding debt structure as of June 30, 2013 (dollars in thousands):

	Borrowed Balance	Effective Rate	Contract Maturity
Fixed Rate Secured Debt
Individual property mortgages	$388,759	4.7%	6/2/2019
FNMA conventional credit facilities	50,000	4.7%	3/31/2017
Credit facility balances with:
LIBOR-based interest rate swaps	284,000	5.3%	6/22/2014
Total fixed rate secured debt	$722,759	4.9%	4/28/2017
Variable Rate Secured Debt (1)
FNMA conventional credit facilities	$214,721	0.7%	9/6/2016
FNMA tax-free credit facilities	69,515	0.9%	8/11/2031
Freddie Mac credit facilities	64,247	0.7%	7/1/2014
Freddie Mac mortgage	15,200	3.5%	1/1/2016
Total variable rate secured debt	$363,683	0.9%	2/14/2019
Total Secured Debt	$1,086,442	3.6%	12/4/2017

Unsecured Debt
Variable rate credit facility	$125,000	1.4%	11/1/2015
Term loan fixed with swaps	150,000	2.4%	3/1/2017
Fixed rate senior private placement bonds	310,000	4.5%	7/27/2021
Total Unsecured Debt	$585,000	3.3%	3/20/2019

Total Outstanding Debt	$1,671,442	3.5%	5/18/2018

(1) Includes capped balances.

MAALP has additional requirements related to $20.2 million of tax-free bonds issued by MAA but held within the FNMA facility. These amounts are not included in our debt discussion above or within our Consolidated Balance Sheets as MAALP is not the legal borrower of the bonds; however, because of MAALP's obligations under the FNMA facility, we could be required to pay related principal, interest, and other costs if MAA were to default on its payments.

Derivatives and Hedging Activities	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Derivatives and Hedging Activities
Derivatives and Hedging Activities

Risk Management Objective of Using Derivatives

MAALP is exposed to certain risk arising from both its business operations and economic conditions. MAALP principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. MAALP manages economic risks, including interest rate, liquidity and credit risk, primarily by managing the amount, sources and duration of its debt funding and the use of derivative financial instruments. Specifically, we enter into derivative financial instruments to manage exposures that arise from business activities that result in the payment of future contractual and forecasted cash amounts, principally related to its borrowings, the value of which are determined by changing interest rates.

Cash Flow Hedges of Interest Rate Risk

MAALP's objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, MAALP uses interest rate swaps and interest rate caps as part of our interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable amounts from a counterparty in exchange for MAALP making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. Interest rate caps designated as cash flow hedges involve the receipt of variable amounts from a counterparty if interest rates rise above the strike rate on the contract in exchange for an up front premium.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive income and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. During the three and six months ended June 30, 2013 and 2012, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt.  The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. During the three months ended June 30, 2013 and 2012, MAALP recorded ineffectiveness of $23,000 (decrease to interest expense) and $23,000, (increase to interest expense), respectively, and during the six months ended June 30, 2013 and 2012, MAALP recorded ineffectiveness of $26,000 (decrease to interest expense) and $33,000 (increase to interest expense), respectively, mainly attributable to a mismatch in the underlying indices of the derivatives and the hedged interest payments made on its variable-rate debt.

Amounts reported in accumulated other comprehensive income related to derivatives designated as qualifying cash flow hedges will be reclassified to interest expense as interest payments are made on our variable-rate debt. During the next 12 months, MAALP estimates that an additional $10.9 million will be reclassified to earnings as an increase to interest expense, which primarily represents the difference between our fixed interest rate swap payments and the projected variable interest rate swap payments.

As of June 30, 2013, MAALP had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Caps	10	$205,180,000
Interest Rate Swaps (1)	19	$584,000,000

(1) Includes three forward rate swaps totaling $150 million where the debt has not yet been issued. These swaps are not included in our debt discussion in MD&A or footnote 7.

Non-Designated Hedges

Derivatives not designated as hedges are not speculative and are used to manage MAALP's exposure to interest rate movements and other identified risks but do not meet the strict hedge accounting requirements of FASB ASC 815, Derivatives and Hedging. Changes in the fair value of derivatives not designated in hedging relationships are recorded directly in earnings and resulted in a gain of $10,000 for the three months ended June 30, 2013 and a loss of $9,000 for the three months ended June 30, 2012. During the six months ended June 30, 2013 and 2012, we recognized a loss of $3,000 and $33,000, respectively, on derivatives not designated in hedging relationships.

As of June 30, 2013, MAALP had the following outstanding interest rate derivatives that were not designated as hedges:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Caps	11	$63,820,000

Tabular Disclosure of Fair Values of Derivative Instruments on the Balance Sheet

The table below presents the fair value of MAALP's derivative financial instruments as well as its classification on the Consolidated Balance Sheet as of June 30, 2013 and December 31, 2012, respectively.

Fair Values of Derivative Instruments on the Consolidated Balance Sheet as of June 30, 2013 and December 31, 2012 (dollars in thousands)

	Asset Derivatives			Liability Derivatives
		June 30, 2013	December 31, 2012		June 30, 2013	December 31, 2012
Derivatives designated as hedging instruments	Balance Sheet Location	Fair Value	Fair Value	Balance Sheet Location	Fair Value	Fair Value
Interest rate contracts	Other assets	$10,626	$245	Fair market value of interest rate swaps	$11,907	$21,423

Total derivatives designated as hedging instruments		$10,626	$245		$11,907	$21,423

Derivatives not designated as hedging instruments

Interest rate contracts	Other assets	$62	$43		$—	$—

Total derivatives not designated as hedging instruments		$62	$43		$—	$—

Tabular Disclosure of the Effect of Derivative Instruments on the Statements of Operations

The table below presents the effect of our derivative financial instruments on the Consolidated Statements of Operations for the three and six months ended June 30, 2013 and 2012, respectively.

Effect of Derivative Instruments on the Consolidated Statements of Operations for the
Three and Six Months Ended June 30, 2013 and 2012 (dollars in thousands)

Derivatives in Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Three months ended June 30,	2013	2012		2013	2012		2013	2012

Interest rate contracts	$12,101	$(3,991)	Interest expense	$(3,932)	$(4,944)	Interest expense	$23	$(23)

Total derivatives in cash flow hedging relationships	$12,101	$(3,991)		$(3,932)	$(4,944)		$23	$(23)

Six months ended June 30,

Interest rate contracts	$11,904	$(5,293)	Interest expense	$(8,477)	$(10,495)	Interest expense	$26	$(33)

Total derivatives in cash flow hedging relationships	$11,904	$(5,293)		$(8,477)	$(10,495)		$26	$(33)

Derivatives Not Designated as Hedging Instruments

Three months ended June 30,						Location of Gain or (Loss) Recognized in Income	2013	2012

Interest rate contracts						Interest expense	$10	$(9)

Total							$10	$(9)

Six months ended June 30,

Interest rate contracts						Interest expense	$(3)	$(33)

Total							$(3)	$(33)

Credit-Risk-Related Contingent Features

As of June 30, 2013, derivatives that were in a net liability position and subject to credit-risk-related contingent features had a termination value of $12.8 million, which includes accrued interest but excludes any adjustment for nonperformance risk. These derivatives had a fair value, gross of asset positions, of $11.9 million at June 30, 2013.

Certain of our derivative contracts contain a provision where if we default on any of our indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then we could also be declared in default on our derivative obligations. As of June 30, 2013, we had not breached the provisions of these agreements.  If we had breached these provisions, we could have been required to settle our obligations under the agreements at their termination value of $8.5 million.

Certain of our derivative contracts contain a provision where we could be declared in default on our derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to the Company's default on the indebtedness. As of June 30, 2013, we had not breached the provisions of these agreements. If we had breached theses provisions, we could have been required to settle our obligations under the agreements at the termination value of $0.2 million.

Certain of our derivative contracts are credit enhanced by either FNMA or Freddie Mac.  These derivative contracts require that our credit enhancing party maintain credit ratings above a certain level.  If our credit support providers were downgraded below Baa1 by Moody’s or BBB+ by Standard & Poor’s, or S&P, we may be required to either post 100 percent collateral or settle the obligations at their termination value of $12.5 million as of June 30, 2013.  Both FNMA and Freddie Mac are currently rated Aaa by Moody’s and AA+ by S&P, and therefore, the provisions of this agreement have not been breached and no collateral has been posted related to these agreements as of June 30, 2013.

Although our derivative contracts are subject to master netting arrangements, which serve as credit mitigants to both us and our counterparties under certain situations, we do not net our derivative fair values or any existing rights or obligations to cash collateral on the Consolidated Balance Sheet.

The table below presents a gross presentation, the effects of offsetting, and a net presentation of our derivatives as of June 30, 2013 and December 31, 2012. The net amounts of derivative assets or liabilities can be reconciled to the Tabular Disclosure of Fair Values of Derivative Instruments above, which also provides the location that derivative assets and liabilities are presented on the Consolidated Balance Sheet (dollars in thousands):

Offsetting of Derivative Assets
As of June 30, 2013
				Gross Amounts Not Offset in the Statement of Financial Position

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Received	Net Amount
Derivatives	$10,688	—	$10,688	$(422)	—	$10,266

Offsetting of Derivative Liabilities
As of June 30, 2013
				Gross Amounts Not Offset in the Statement of Financial Position

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Posted	Net Amount
Derivatives	$11,907	—	$11,907	$(422)	—	$11,485

Offsetting of Derivative Assets
As of December 31, 2012
				Gross Amounts Not Offset in the Statement of Financial Position

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Received	Net Amount
Derivatives	$288	—	$288	—	—	$288

Offsetting of Derivative Liabilities
As of December 31, 2012
				Gross Amounts Not Offset in the Statement of Financial Position

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Posted	Net Amount
Derivatives	$21,423	—	$21,423	—	—	$21,423

Other Comprehensive Income
MAALP's other comprehensive income consists entirely of gains and losses attributable to the effective portion of our cash flow hedges. The table below shows the change in the balance for the six months ended June 30, 2013 and 2012:

Changes in Accumulated Other Comprehensive Income by Component
	Affected Line Item in the Consolidated Statements Of Operations	Gains and Losses on Cash Flow Hedges
		For the six months ended June 30,
		2013	2012
Beginning balance		$(26,881)	$(38,579)
Other comprehensive income before reclassifications		11,904	(5,293)
Amounts reclassified from accumulated other comprehensive income (interest rate contracts)	Interest expense	8,477	10,495
Net current-period other comprehensive income attributable to Mid-America Apartments, L.P.		20,381	5,202
Ending balance		$(6,500)	$(33,377)

See also discussions in "Financial Statements – Notes to Consolidated Financial Statements", Note 9.

Fair Value Disclosure of Financial Instruments	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Fair Value Disclosure of Financial Instruments
 Fair Value Disclosure of Financial Instruments

Cash and cash equivalents, restricted cash, accounts payable, accrued expenses and other liabilities and security deposits are carried at amounts that reasonably approximate their fair value due to their short term nature.

On January 1, 2008, MAALP adopted FASB ASC 820 Fair Value Measurements and Disclosures, or ASC 820. ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 emphasizes that fair value is a market-based measurement, not an entity-specific measurement. ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

ASC 820 emphasizes that fair value is a market-based measurement, not an entity-specific measurement.  Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability.  As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. MAALP's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Fixed rate notes payable at June 30, 2013 and December 31, 2012, totaled $749 million and $732 million, respectively, and had estimated fair values of $784 million and $778 million (excluding prepayment penalties), respectively, as of June 30, 2013 and December 31, 2012. The carrying value of variable rate notes payable (excluding the effect of interest rate swap and cap agreements) at June 30, 2013 and December 31, 2012, totaled $923 million and $921 million, respectively, and had estimated fair values of $857 million and $851 million (excluding prepayment penalties), respectively, as of June 30, 2013 and December 31, 2012.

Currently, MAALP uses interest rate swaps and interest rate caps (options) to manage its interest rate risk. The valuation of these instruments is determined using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. The fair values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves.

The fair values of interest rate options (caps) are determined using the market standard methodology of discounting the future expected cash receipts that would occur if variable interest rates rise above the strike rate of the caps. The variable interest rates used in the calculation of projected receipts on the cap are based on an expectation of future interest rates derived from observable market interest rate curves and volatilities.

To comply with the provisions of ASC 820, MAALP incorporates credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, MAALP has considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts and guarantees.

MAALP has determined that the majority of the inputs used to value our derivatives fall within Level 2 of the fair value hierarchy, and as a result, all of our derivatives held as of June 30, 2013 and December 31, 2012 were classified as Level 2 of the fair value hierarchy.

The table below presents our assets and liabilities measured at fair value on a recurring basis as of June 30, 2013 and December 31, 2012, aggregated by the level in the fair value hierarchy within which those measurements fall.

Assets and Liabilities Measured at Fair Value on a Recurring Basis at June 30, 2013
(dollars in thousands)

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at
				June 30, 2013
Assets
Derivative financial instruments	$—	$10,688	$—	$10,688
Liabilities
Derivative financial instruments	$—	$11,907	$—	$11,907

Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2012
(dollars in thousands)

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at
				December 31, 2012
Assets
Derivative financial instruments	$—	$288	$—	$288
Liabilities
Derivative financial instruments	$—	$21,423	$—	$21,423

The fair value estimates presented herein are based on information available to management as of June 30, 2013 and December 31, 2012.  These estimates are not necessarily indicative of the amounts MAALP could ultimately realize.  See also discussions in "Financial Statements – Notes to Consolidated Financial Statements", Note 8.

Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Recent Accounting Pronouncements
 Recent Accounting Pronouncements

Impact of Recently Issued Accounting Standards

In February 2013, the FASB issued Accounting Standards Update, or ASU, No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated other comprehensive income, or AOCI, by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for interim and annual periods beginning after December 15, 2012 and early adoption is permitted. We early adopted ASU 2013-02 for the annual period ended December 31, 2012. The adoption of ASU 2013-02 has not had a material impact on our consolidated financial condition or results of operations taken as a whole.

In January 2013, the FASB issued ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 clarifies that the scope of ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, would apply to derivatives accounted for in accordance with FASB ASC 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. This ASU is effective for fiscal years beginning on or after January 1, 2013 and interim periods within those annual periods. We adopted ASU 2013-01 during the period ended March 31, 2013. The adoption of ASU 2013-01 has not had a material impact on our consolidated financial condition or results of operations taken as a whole.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments change the wording, mainly for clarification, used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the Board does not intend for the amendments in this update to result in a change in the application of the requirements in ASU 2011-04. The amendments in this ASU are to be applied prospectively. The amendments are effective during interim and annual periods beginning after December 15, 2011. We adopted ASU 2011-04 for the interim and annual periods of fiscal year 2012. The adoption of ASU 2011-04 has not had a material impact on our consolidated financial condition or results of operations taken as a whole.

Derivatives and Hedging Activities Derivatives and Hedging Activities (Policies)	6 Months Ended
Jun. 30, 2013
Derivatives and Hedging Activities [Abstract]
Derivatives, Methods of Accounting, Derivatives Not Designated or Qualifying as Hedges [Policy Text Block]
Derivatives not designated as hedges are not speculative and are used to manage MAALP's exposure to interest rate movements and other identified risks but do not meet the strict hedge accounting requirements of FASB ASC 815, Derivatives and Hedging. Changes in the fair value of derivatives not designated in hedging relationships are recorded directly in earnings and resulted in a gain of $10,000 for the three months ended June 30, 2013 and a loss of $9,000 for the three months ended June 30, 2012. During the six months ended June 30, 2013 and 2012, we recognized a loss of $3,000 and $33,000, respectively, on derivatives not designated in hedging relationships.

Consolidation and Basis of Presentation and Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Earnings Per Common Share

(dollars and units in thousands, except per unit amounts)	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Units Outstanding
Weighted average common units - basic and diluted	41,841	40,392	41,679	39,763

Calculation of Earnings per Unit - basic and diluted
Income from continuing operations	$15,411	$14,365	$34,436	$26,419
Income from continuing operations attributable to noncontrolling interests	51	68	162	147
Income from continuing operations available for common unitholders, adjusted	$15,360	$14,297	$34,274	$26,272

Income from discontinued operations	$32,496	$14,056	$33,189	$24,486
Income from discontinued operations attributable to noncontrolling interests	109	67	157	136
Income from discontinued operations available for common unitholders, adjusted	$32,387	$13,989	$33,032	$24,350

Earnings per unit - basic and diluted:
Income from continuing operations available for common unitholders	$0.37	$0.35	$0.82	$0.66
Income from discontinued operations available for common unitholders	0.77	0.35	0.79	0.61
Net income available for common unitholders	$1.14	$0.70	$1.61	$1.27

Equity (Tables)	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Total Equity and its Components

	MAALP Unitholders
	Limited Partner	General Partner	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total Partnership Capital
CAPITAL BALANCE DECEMBER 31, 2012	$30,993	$706,296	$(26,881)	$14,811	$725,219
Net income	2,757	64,549		319	67,625
Other comprehensive income - derivative instruments (cash flow hedges)			20,381		20,381
Issuance of units		24,969			24,969
Units repurchased and retired		(673)			(673)
General partner units issued in exchange for limited partner units	(443)	443			—
Redeemable units fair market value adjustment		(431)			(431)
Adjustment for noncontrolling interest ownership in subsidiaries	772	(778)		6	—
Amortization of unearned compensation		1,171			1,171
Distributions ($1.3900 per unit)	(2,374)	(55,801)			(58,175)
CAPITAL BALANCE JUNE 30, 2013	$31,705	$739,745	$(6,500)	$15,136	$780,086

	MAALP Unitholders
	Limited Partner	General Partner	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total Partnership Capital
CAPITAL BALANCE DECEMBER 31, 2011	$28,729	$538,623	$(38,579)	$13,362	$542,135
Net income	2,407	48,215		283	50,905
Other comprehensive income - derivative instruments (cash flow hedges)			5,202		5,202
Issuance of units		120,150			120,150
Units repurchased and retired		(17,177)			(17,177)
General partner units issued in exchange for limited partner units	(2,516)	2,516			—
Redeemable units fair market value adjustment		(375)			(375)
Adjustment for noncontrolling interest ownership in subsidiaries	3,595	(3,590)		(5)	—
Amortization of unearned compensation		1,231			1,231
Distributions ($1.3200 per unit)	(2,458)	(50,818)			(53,276)
CAPITAL BALANCE JUNE 30, 2012	$29,757	$638,775	$(33,377)	$13,640	$648,795

Segment Information (Tables)	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Revenues and NOI for Reportable Segment

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Revenues
Large Market Same Store	$58,142	$55,111	$115,421	$109,043
Secondary Market Same Store	44,849	43,342	89,098	86,014
Non-Same Store and Other	18,133	8,560	33,993	13,431
Total property revenues	121,124	107,013	238,512	208,488
Management fee income	141	209	319	478
Total operating revenues	$121,265	$107,222	$238,831	$208,966

NOI
Large Market Same Store	$34,424	$32,217	$69,004	$63,653
Secondary Market Same Store	26,841	25,735	53,547	50,792
Non-Same Store and Other	12,302	8,110	23,397	13,890
Total NOI	73,567	66,062	145,948	128,335
Discontinued operations NOI included above	(1,165)	(2,992)	(2,518)	(6,112)
Management fee income	141	209	319	478
Depreciation and amortization	(29,772)	(27,415)	(59,506)	(53,572)
Acquisition expense	(489)	(389)	(499)	(409)
Property management expense	(4,282)	(4,961)	(9,060)	(9,885)
General and administrative expense	(2,410)	(2,816)	(5,300)	(5,845)
Merger related expenses	(5,737)	—	(5,737)	—
Interest and other non-property (loss) income	(5)	84	13	198
Interest expense	(14,159)	(12,577)	(28,190)	(25,253)
(Loss) gain on debt extinguishment	(1)	(15)	(62)	5
Amortization of deferred financing costs	(763)	(753)	(1,528)	(1,409)
Net casualty gain (loss) and other settlement proceeds	438	—	454	(9)
Gain on sale of non-depreciable assets	—	(3)	—	(3)
Gain (loss) from real estate joint ventures	48	(69)	102	(100)
Discontinued operations	32,496	14,056	33,189	24,486
Net income attributable to noncontrolling interests	(160)	(135)	(319)	(283)
Net income available for Mid-America Apartments, L.P. common unitholders	$47,747	$28,286	$67,306	$50,622

Assets for Reportable Segment

	June 30, 2013	December 31, 2012
Assets
Large Market Same Store	$1,187,218	$1,108,827
Secondary Market Same Store	695,113	654,315
Non-Same Store and Other	678,361	728,209
Corporate assets	60,028	38,520
Total assets	$2,620,720	$2,529,871

Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Summary of Discontinued Operations

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Revenues
Rental revenues	$1,984	$5,341	$4,317	$11,143
Other revenues	129	514	296	1,085
Total revenues	2,113	5,855	4,613	12,228
Expenses
Property operating expenses	948	2,879	2,059	6,164
Depreciation and amortization	371	1,541	986	3,199
Interest expense	73	330	154	705
Total expense	1,392	4,750	3,199	10,068
Income from discontinued operations before gain on sale	721	1,105	1,414	2,160
Net loss on insurance and other settlement proceeds on discontinued operations	(5)	(2)	(5)	(56)
Gain on sale of discontinued operations	31,780	12,953	31,780	22,382
Income from discontinued operations	$32,496	$14,056	$33,189	$24,486

Notes Payable (Tables)	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Debt Structure [Table Text Block]

	Borrowed Balance	Effective Rate	Contract Maturity
Fixed Rate Secured Debt
Individual property mortgages	$388,759	4.7%	6/2/2019
FNMA conventional credit facilities	50,000	4.7%	3/31/2017
Credit facility balances with:
LIBOR-based interest rate swaps	284,000	5.3%	6/22/2014
Total fixed rate secured debt	$722,759	4.9%	4/28/2017
Variable Rate Secured Debt (1)
FNMA conventional credit facilities	$214,721	0.7%	9/6/2016
FNMA tax-free credit facilities	69,515	0.9%	8/11/2031
Freddie Mac credit facilities	64,247	0.7%	7/1/2014
Freddie Mac mortgage	15,200	3.5%	1/1/2016
Total variable rate secured debt	$363,683	0.9%	2/14/2019
Total Secured Debt	$1,086,442	3.6%	12/4/2017

Unsecured Debt
Variable rate credit facility	$125,000	1.4%	11/1/2015
Term loan fixed with swaps	150,000	2.4%	3/1/2017
Fixed rate senior private placement bonds	310,000	4.5%	7/27/2021
Total Unsecured Debt	$585,000	3.3%	3/20/2019

Total Outstanding Debt	$1,671,442	3.5%	5/18/2018

(1) Includes capped balances.

MAALP has additional requirements related to $20.2 million of tax-free bonds issued by MAA but held within the FNMA facility. These amounts are not included in our debt discussion above or within our Consolidated Balance Sheets as MAALP is not the legal borrower of the bonds; however, because of MAALP's obligations under the FNMA facility, we could be required to pay related principal, interest, and other costs if MAA were to default on its payments.

Derivatives and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

Changes in Accumulated Other Comprehensive Income by Component
	Affected Line Item in the Consolidated Statements Of Operations	Gains and Losses on Cash Flow Hedges
		For the six months ended June 30,
		2013	2012
Beginning balance		$(26,881)	$(38,579)
Other comprehensive income before reclassifications		11,904	(5,293)
Amounts reclassified from accumulated other comprehensive income (interest rate contracts)	Interest expense	8,477	10,495
Net current-period other comprehensive income attributable to Mid-America Apartments, L.P.		20,381	5,202
Ending balance		$(6,500)	$(33,377)

Outstanding Interest Rate Derivatives Designated as Cash Flow Hedges of Interest Rate Risk
As of June 30, 2013, MAALP had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Caps	10	$205,180,000
Interest Rate Swaps (1)	19	$584,000,000

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
As of June 30, 2013, MAALP had the following outstanding interest rate derivatives that were not designated as hedges:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Caps	11	$63,820,000

Fair Values of Derivative Instruments on Condensed Consolidated Balance Sheet

	Asset Derivatives			Liability Derivatives
		June 30, 2013	December 31, 2012		June 30, 2013	December 31, 2012
Derivatives designated as hedging instruments	Balance Sheet Location	Fair Value	Fair Value	Balance Sheet Location	Fair Value	Fair Value
Interest rate contracts	Other assets	$10,626	$245	Fair market value of interest rate swaps	$11,907	$21,423

Total derivatives designated as hedging instruments		$10,626	$245		$11,907	$21,423

Derivatives not designated as hedging instruments

Interest rate contracts	Other assets	$62	$43		$—	$—

Total derivatives not designated as hedging instruments		$62	$43		$—	$—

Offsetting of Derivative Assets
As of June 30, 2013
				Gross Amounts Not Offset in the Statement of Financial Position

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Received	Net Amount
Derivatives	$10,688	—	$10,688	$(422)	—	$10,266

Offsetting of Derivative Liabilities
As of June 30, 2013
				Gross Amounts Not Offset in the Statement of Financial Position

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Posted	Net Amount
Derivatives	$11,907	—	$11,907	$(422)	—	$11,485

Offsetting of Derivative Assets
As of December 31, 2012
				Gross Amounts Not Offset in the Statement of Financial Position

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Received	Net Amount
Derivatives	$288	—	$288	—	—	$288

Offsetting of Derivative Liabilities
As of December 31, 2012
				Gross Amounts Not Offset in the Statement of Financial Position

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Posted	Net Amount
Derivatives	$21,423	—	$21,423	—	—	$21,423

Effect of Derivative Instruments on Consolidated Statement of Operations

Derivatives in Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Three months ended June 30,	2013	2012		2013	2012		2013	2012

Interest rate contracts	$12,101	$(3,991)	Interest expense	$(3,932)	$(4,944)	Interest expense	$23	$(23)

Total derivatives in cash flow hedging relationships	$12,101	$(3,991)		$(3,932)	$(4,944)		$23	$(23)

Six months ended June 30,

Interest rate contracts	$11,904	$(5,293)	Interest expense	$(8,477)	$(10,495)	Interest expense	$26	$(33)

Total derivatives in cash flow hedging relationships	$11,904	$(5,293)		$(8,477)	$(10,495)		$26	$(33)

Derivatives Not Designated as Hedging Instruments

Three months ended June 30,						Location of Gain or (Loss) Recognized in Income	2013	2012

Interest rate contracts						Interest expense	$10	$(9)

Total							$10	$(9)

Six months ended June 30,

Interest rate contracts						Interest expense	$(3)	$(33)

Total							$(3)	$(33)

Fair Value Disclosure of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at
				June 30, 2013
Assets
Derivative financial instruments	$—	$10,688	$—	$10,688
Liabilities
Derivative financial instruments	$—	$11,907	$—	$11,907

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at
				December 31, 2012
Assets
Derivative financial instruments	$—	$288	$—	$288
Liabilities
Derivative financial instruments	$—	$21,423	$—	$21,423

Consolidation and Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013 Property States	Jun. 30, 2012	Jun. 30, 2013 Property States	Jun. 30, 2012	Dec. 31, 2012
Real Estate Properties [Line Items]
Number of units under development community	564		564
Number of owned or owned interests of apartment communities	150		150
Number of apartments included in a community	44,219		44,219
Capital improvements in progress	$ 47,020		$ 47,020		$ 50,844
Number of states in which apartment units are located	12		12
Operating partnership units outstanding	41,848,857	40,328,426	41,848,857	40,328,426
General Partners' Capital Account, Units Outstanding	40,141,197	38,544,218	40,141,197	38,544,218	39,721,461
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest			95.90%	95.60%
Limited Partners' Capital Account, Units Outstanding	1,707,660	1,784,208	1,707,660	1,784,208	1,731,672
Percentage of Consolidated Rental Revenue Generated by the Operating Partnership	90.40%	90.10%	90.30%	89.90%
Development Properties [Member]
Real Estate Properties [Line Items]
Number of owned or owned interests of apartment communities	2		2
Number of apartments included in a community	96		96
Mid America Multifamily Fund II, LLC
Real Estate Properties [Line Items]
Number Of Properties Acquired	4		4
Number Of Units Acquired In Real Estate Property			1,156
Under Development
Real Estate Properties [Line Items]
Number of owned or owned interests of apartment communities	4		4
Square Footage of Real Estate Property	107,000		107,000
Expected Costs [Member]
Real Estate Properties [Line Items]
Capital improvements in progress	73,800		73,800
Costs Incurred to Date [Member]
Real Estate Properties [Line Items]
Capital improvements in progress	$ 37,800		$ 37,800
Minimum [Member]
Real Estate Properties [Line Items]
Percentage Of Ownership Interests	70.00%		70.00%
Maximum [Member]
Real Estate Properties [Line Items]
Percentage Of Ownership Interests	100.00%		100.00%

Earnings Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share Disclosure [Line Items]
Percentage of Consolidated Rental Revenue Generated by the Operating Partnership	90.40%	90.10%	90.30%	89.90%
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 32,496	$ 14,056	$ 33,189	$ 24,486
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	15,411	14,365	34,436	26,419
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	41,841	40,392	41,679	39,763
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest	(109)	(67)	(157)	136
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest	51	68	(162)	(147)
Calculation of Earnings per Share - basic
Net income available for common shareholders	47,747	28,286	67,306	50,622
Income from continuing operations available for common unitholders	$ 0.37	$ 0.35	$ 0.82	$ 0.66
Earnings Per Share, Basic and Diluted	$ 1.14	$ 0.7	$ 1.61	$ 1.27
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share	$ 0.77	$ 0.35	$ 0.79	$ 0.61
Calculation of Earnings per Share - diluted
Net income available for common shareholders	47,747	28,286	67,306	50,622
Net income attributable to noncontrolling interests	160	135	319	283
Adjusted Income (loss) from continuing operations available for common unitholders, basic and diluted	15,360	14,297	34,274	26,272
Adjusted Income (loss) from discontinued operations available for common unitholders, basic and diluted	$ 32,387	$ 13,989	$ 33,032	$ 24,350

Segment Information - Additional Information (Detail)	6 Months Ended
Jun. 30, 2013 Property States
Segment Reporting Information [Line Items]
Number of owned or owned interests of apartment communities	150
Number of states in which apartment units are located	12
Percentage of Total Public Multifamily REIT Units	1.00%
Period properties owned and stabilized	12 years
Large Market Same Store [Member]
Segment Reporting Information [Line Items]
Apartment communities in reportable operating segments	communities in markets with a population of at least one million and at least 1% of the total public multifamily REIT units; and that we have owned and have been stabilized for at least a full 12 months and have not been classified as held for sale.
Secondary Market Same Store [Member]
Segment Reporting Information [Line Items]
Apartment communities in reportable operating segments	communities in markets with populations of more than one million but less than one percent of the total public multifamily REIT units or in markets with a population of less than one million; and that we have owned and have been stabilized for at least a full 12 months and have not been classified as held for sale.
Non Same Store And Other [Member]
Segment Reporting Information [Line Items]
Apartment communities in reportable operating segments	recent acquisitions, communities in development or lease-up and communities that have been identified for disposition. Also included in non same store communities are non multifamily activities, which represent less than 1% of our portfolio.

Total Equity and its Components (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Line Items]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	$ 31,705,000	$ 29,757,000	$ 31,705,000	$ 29,757,000	$ 30,993,000	$ 28,729,000
Net income	47,907,000	28,421,000	67,625,000	50,905,000
Income (Loss), Including Portion Attributable to Noncontrolling Interest			2,757,000	2,407,000
General Partnership Units Issued in Exchange for Limited Partnership Units			(443,000)	(2,516,000)
Adjustment for Noncontrolling Interest Ownership in operating partnership			(772,000)	(3,595,000)
Distributions			(2,374,000)	(2,458,000)
Total Partnership Capital [Domain]
Stockholders Equity Note [Line Items]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	780,086,000	648,795,000	780,086,000	648,795,000	725,219,000	542,135,000
Net income			67,625,000	50,905,000
Other comprehensive income - derivative instruments (cash flow hedges)			20,381,000	5,202,000
Units Issued During Period, Value, New Issues			24,969,000	120,150,000
Units Repurchased and Retired During Period, Value			(673,000)	(17,177,000)
General Partnership Units Issued in Exchange for Limited Partnership Units			0	0
Redeemable stock fair market value			(431,000)	(375,000)
Adjustment for Noncontrolling Interest Ownership in operating partnership			0	0
Amortization of unearned compensation			1,171,000	1,231,000
Distributions			(58,175,000)	(53,276,000)
Noncontrolling Interest [Member]
Stockholders Equity Note [Line Items]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	15,136,000	13,640,000	15,136,000	13,640,000	14,811,000	13,362,000
Net income			319,000	283,000
Adjustment for Noncontrolling Interest Ownership in operating partnership			6,000	5,000
General Partners' Capital Account, Class [Domain]
Stockholders Equity Note [Line Items]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	739,745,000	638,775,000	739,745,000	638,775,000	706,296,000	538,623,000
Net income			64,549,000	48,215,000
Units Issued During Period, Value, New Issues			24,969,000	120,150,000
Units Repurchased and Retired During Period, Value			(673,000)	(17,177,000)
General Partnership Units Issued in Exchange for Limited Partnership Units			(443,000)	(2,516,000)
Redeemable stock fair market value			(431,000)	(375,000)
Adjustment for Noncontrolling Interest Ownership in operating partnership			(778,000)	(3,590,000)
Amortization of unearned compensation			1,171,000	1,231,000
Distributions			(55,801,000)	(50,818,000)
Accumulated Other Comprehensive Income (Loss) [Member]
Stockholders Equity Note [Line Items]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	(6,500,000)	(33,377,000)	(6,500,000)	(33,377,000)	(26,881,000)	(38,579,000)
Other comprehensive income - derivative instruments (cash flow hedges)			$ 20,381,000	$ 5,202,000

Equity Total Comprehensive Income, Equity and their Components (Parenthetical) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Stockholders Equity Note [Line Items]
Dividends on noncontrolling interest units	$ 0.695	$ 0.66	$ 1.39	$ 1.32

Revenues and NOI for Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenues
Total property revenues	$ 121,124	$ 107,013	$ 238,512	$ 208,488
Management fee income	141	209	319	478
Total operating revenues	121,265	107,222	238,831	208,966
Net Operating Income	73,567	66,062	145,948	128,335
Discontinued operations NOI included above	(1,165)	(2,992)	(2,518)	(6,112)
Depreciation and amortization	(29,772)	(27,415)	(59,506)	(53,572)
Acquisition credit (expense)	(489)	(389)	(499)	(409)
Property management expense	(4,282)	(4,961)	(9,060)	(9,885)
General and administrative expense	(2,410)	(2,816)	(5,300)	(5,845)
Merger Related Expenses	(5,737)	0	(5,737)	0
Interest and other non-property income	(5)	84	13	198
Interest expense	(14,159)	(12,577)	(28,190)	(25,253)
Net casualty loss and other settlement proceeds	438	0	454	(9)
Gain on debt extinguishment	(1)	(15)	(62)	5
Amortization of deferred financing costs	(763)	(753)	(1,528)	(1,409)
Income (Loss) from Equity Method Investments	48	(69)	102	(100)
Discontinued operations	(32,496)	(14,056)	(33,189)	(24,486)
Net income attributable to noncontrolling interests	(160)	(135)	(319)	(283)
Net income attributable to MAA	47,747	28,286	67,306	50,622
Loss on sale of non-depreciable assets	0	(3)	0	(3)
Large Market Same Store
Revenues
Total property revenues	58,142	55,111
Real Estate Revenue, Net, Adjusted			115,421	109,043
Net Operating Income	34,424	32,217	69,004	63,653
Secondary Market Same Store
Revenues
Total property revenues	44,849	43,342
Real Estate Revenue, Net, Adjusted			89,098	86,014
Net Operating Income	26,841	25,735	53,547	50,792
Non-Same Store and Other
Revenues
Total property revenues	18,133	8,560
Real Estate Revenue, Net, Adjusted			33,993	13,431
Net Operating Income	$ 12,302	$ 8,110	$ 23,397	$ 13,890

Assets for Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 2,620,720	$ 2,529,871
Large Market Same Store
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,187,218	1,108,827
Secondary Market Same Store
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	695,113	654,315
Non-Same Store and Other
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	678,361	728,209
Corporate assets
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 60,028	$ 38,520

Real Estate Acquisitions - Additional Information (Detail)	Jun. 30, 2013
Business Acquisition [Line Items]
Number of Units in Real Estate Property	44,219
Greenwood Forest [Member]
Business Acquisition [Line Items]
Number of Units in Real Estate Property	316
Station Square at Cosner's Corner [Member] [Member]
Business Acquisition [Line Items]
Number of Units in Real Estate Property	260

Discontinued Operations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Units in Real Estate Property	44,219		44,219
Gain on sale of discontinued operations	$ 31,780	$ 12,953	$ 31,780	$ 22,382
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest	51	68	(162)	(147)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest	109	67	157	(136)
Woodbridge At Lake [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Units in Real Estate Property	188		188
High Ridge [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Units in Real Estate Property	160		160
Paddock Club Jacksonville [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Units in Real Estate Property	440		440
Marsh Oaks [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Units in Real Estate Property	120		120
Fountain Lake [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Units in Real Estate Property	113		113
Disposal Groups, Including Discontinued Operations, Name [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation	371	1,541	986	3,199
Gain on sale of discontinued operations			$ 31,780	$ 22,382

Summary of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rental revenues	$ 111,320	$ 98,119	$ 219,373	$ 191,089
Other revenues	9,804	8,894	19,139	17,399
Total operating revenues	121,265	107,222	238,831	208,966
Property operating expenses	78,494	71,358	154,588	139,837
Interest expense	14,159	12,577	28,190	25,253
(Loss) income from discontinued operations before gain on sale	721	1,105	1,414	2,160
Net loss on insurance and other settlement proceeds on discontinued operations	(5)	(2)	(5)	(56)
Gain on sale of discontinued operations	31,780	12,953	31,780	22,382
Income from discontinued operations	32,496	14,056	33,189	24,486
Disposal Groups, Including Discontinued Operations, Name [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rental revenues	1,984	5,341	4,317	11,143
Other revenues	129	514	296	1,085
Total operating revenues	2,113	5,855	4,613	12,228
Property operating expenses	948	2,879	2,059	6,164
Depreciation and amortization	371	1,541	986	3,199
Interest expense	73	330	154	705
Total expense	1,392	4,750	3,199	10,068
(Loss) income from discontinued operations before gain on sale			1,414	2,160
Net loss on insurance and other settlement proceeds on discontinued operations			(5)	(56)
Gain on sale of discontinued operations			31,780	22,382
Income from discontinued operations	$ 32,496	$ 14,056	$ 33,189	$ 24,486

Share and Unit Information - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended				3 Months Ended	6 Months Ended			3 Months Ended	6 Months Ended			6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Mar. 02, 2012	Jun. 30, 2013 At The Market ATM Programs [Member]	Jun. 30, 2013 At The Market ATM Programs [Member]	Mar. 31, 2013 At The Market ATM Programs [Member]	Aug. 26, 2010 At The Market ATM Programs [Member]	Jun. 30, 2013 At Market A T M Programs [Member]	Jun. 30, 2013 At Market A T M Programs [Member]	Jun. 30, 2013 Noncontrolling Interest [Member]	Jun. 30, 2012 Noncontrolling Interest [Member]	Jun. 30, 2013 Maximum [Member] Dividend And Distribution Reinvestment And Share Purchase Plan [Member]	Jun. 30, 2013 Minimum [Member] Dividend And Distribution Reinvestment And Share Purchase Plan [Member]
Stockholders Equity Note [Line Items]
Limited Partners' Capital Account	$ 31,705,000		$ 31,705,000		$ 30,993,000								$ 115,728,118	$ 121,754,354
Operating partnership units outstanding	41,848,857	40,328,426	41,848,857	40,328,426
General Partners' Capital Account, Units Outstanding	40,141,197	38,544,218	40,141,197	38,544,218	39,721,461
Redeemable Capital Shares Par Or Stated Value Per Share													$ 67.77	$ 68.24
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest			95.90%	95.60%
Limited Partners' Capital Account, Units Outstanding	1,707,660	1,784,208	1,707,660	1,784,208	1,731,672
Agreement to sell common stock with financial service companies, shares									4,500,000	6,000,000
Common stock, shares issued								4,134,989			39,845	365,011
proceeds from issuance of common stock, net of applicable fees			120,100,000				2,700,000	24,800,000
Proceeds from Issuance of common stock	2,800,000		25,100,000	124,100,000
Optional Cash Investments In Common Stock															5,000	250
Common Stock, Shares Authorized															7,600,000
Common Stock Discount Rate															5.00%
Shares Sold On Underwritten Public Offering						1,955,000
Common stock issued, Dividend and Distribution Reinvestment and Share Purchase Program	188	209	329	329
Proceeds from Issuance of common stock, Dividend and Distribution Reinvestment and Share Purchase Program	$ 13,000	$ 0	$ 22,000	$ 0
Common stock acquired to satisfy tax withholding obligation that arose upon vesting of restricted stock granted			4,582	15,565

Notes Payable - Additional Information (Detail) (USD $)	6 Months Ended		6 Months Ended				6 Months Ended			6 Months Ended					6 Months Ended						6 Months Ended						6 Months Ended							6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Secured Debt [Member]	Jun. 30, 2013 Secured Debt [Member] Fixed Rate Debt	Jun. 30, 2013 Secured Debt [Member] Floating Rate Debt [Member]	Jun. 30, 2013 Tax Free Credit Facility [Member]	Jun. 30, 2013 Unsecured Debt [Member]	Jun. 14, 2013 Unsecured Debt [Member] $250 million unsecured term loan [Member]	Mar. 01, 2012 Unsecured Debt [Member] $150 million unsecured term loan [Domain]	Jun. 30, 2013 Unsecured Debt [Member] Fixed Rate Debt	Jun. 30, 2013 Unsecured Debt [Member] Floating Rate Debt [Member]	Aug. 02, 2013 Unsecured Debt [Member] Floating Rate Debt [Member]	Jun. 30, 2013 Unsecured Debt [Member] Senior Notes [Member]	Jun. 30, 2013 Term Fixed Loan With Swaps [Member] Unsecured Debt [Member] Fixed Rate Debt	Jun. 30, 2013 Senior Notes [Member] Unsecured Debt [Member] Fixed Rate Debt	Jun. 30, 2013 Individual Property Mortgages [Member] Secured Debt [Member] Fixed Rate Debt	Jun. 30, 2013 Secured Debt [Member]	Jun. 30, 2013 Secured Debt [Member] Fixed Rate Debt	Jun. 30, 2013 Secured Debt [Member] Floating Rate Debt [Member]	Jun. 30, 2013 Unsecured Debt [Member]	Jun. 30, 2013 L I B O R [Member] Secured Debt [Member] Fixed Rate Debt	Jun. 30, 2013 Mortgages [Member] Secured Debt [Member] Floating Rate Debt [Member]	Jun. 30, 2013 Minimum [Member] $150 million unsecured term loan [Domain]	Mar. 01, 2012 Minimum [Member] $150 million unsecured term loan [Domain]	Jun. 30, 2013 Maximum $150 million unsecured term loan [Domain]	Mar. 01, 2012 Maximum $150 million unsecured term loan [Domain]	Jun. 30, 2013 Federal National Mortgage Association Certificates and Obligations (FNMA) [Member] Conventional Credit Facility [Member] Secured Debt [Member] Fixed Rate Debt	Jun. 30, 2013 Federal National Mortgage Association Certificates and Obligations (FNMA) [Member] Conventional Credit Facility [Member] Secured Debt [Member] Floating Rate Debt [Member]	Jun. 30, 2013 Federal National Mortgage Association Certificates and Obligations (FNMA) [Member] Tax Free Credit Facility [Member] Secured Debt [Member] Floating Rate Debt [Member]	Jun. 30, 2013 Tranche 1 [Member] Unsecured Debt [Member] Senior Notes [Member]	Jun. 30, 2013 Tranche 2 [Member] Unsecured Debt [Member] Senior Notes [Member]	Jun. 30, 2013 Tranche 3 [Member] Unsecured Debt [Member] Senior Notes [Member]	Jun. 30, 2013 Tranche 4 [Member] Unsecured Debt [Member] Senior Notes [Member]	Jun. 30, 2013 Freddie Mac [Member] Conventional Credit Facility [Member] Secured Debt [Member] Floating Rate Debt [Member]	Jun. 30, 2013 Freddie Mac [Member] Mortgages [Member] Secured Debt [Member] Floating Rate Debt [Member]	Jun. 30, 2013 Designated as Hedging Instrument [Member] Interest Rate Swap [Member] Contract	Jun. 30, 2013 Designated as Hedging Instrument [Member] Interest Rate Caps Contract	Jun. 30, 2013 Not Designated as Hedging Instrument [Member] Interest Rate Caps Contract
Debt Instrument [Line Items]
Notes Payable	$ 1,671,442,000	$ 1,653,646,000				$ 20,200,000					$ 125,000,000	$ 500,000,000		$ 150,000,000	$ 310,000,000	$ 388,759,000	$ 1,086,442,000	$ 722,759,000	$ 363,683,000	$ 585,000,000	$ 284,000,000	$ 15,200,000					$ 50,000,000	$ 214,721,000	$ 69,515,000					$ 64,247,000
Debt Instrument, Face Amount								250,000,000	150,000,000				175,000,000																	18,000,000	20,000,000	117,000,000	20,000,000
Debt Instrument, Interest Rate, Stated Percentage																														3.15%	3.61%	4.17%	4.33%
Debt Instrument, Basis Spread on Variable Rate																							1.10%	1.40%	2.05%	2.15%
Secured credit facility as a Percentage of outstanding debt	41.00%
Notional																																				$ 584,000,000	$ 205,180,000	$ 63,820,000
Derivative, Number of Instruments Held																																				0	0	11
Debt Instrument, Interest Rate, Effective Percentage	3.50%		3.60%	4.90%	0.90%		3.30%			2.40%	1.40%				4.50%	4.70%					5.30%	3.50%					4.70%	0.70%	0.90%					0.70%
Debt Instrument, Maturity Date	May 18, 2018		Dec 4, 2017	Apr 28, 2017	Feb 14, 2019		Mar 20, 2019			Mar 1, 2017	Nov 1, 2015				Jul 27, 2021	Jun 2, 2019					Jun 22, 2014						Mar 31, 2017	Sep 6, 2016	Aug 11, 2031					Jul 1, 2014	Jan 1, 2016

Debt Structure (Detail) (USD $)	6 Months Ended			6 Months Ended			6 Months Ended			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Tax Free Credit Facility [Member]	Jun. 30, 2013 Unsecured Debt [Member]	Jun. 30, 2013 Secured Debt [Member]	Jun. 30, 2013 Unsecured Debt [Member]	Jun. 30, 2013 Fixed Rate Debt Unsecured Debt [Member]	Jun. 30, 2013 Fixed Rate Debt Term Fixed Loan With Swaps [Member] Unsecured Debt [Member]	Jun. 30, 2013 Fixed Rate Debt Secured Debt [Member]	Jun. 30, 2013 Variable Rate Debt Unsecured Debt [Member]	Aug. 02, 2013 Variable Rate Debt Unsecured Debt [Member]	Jun. 30, 2013 Variable Rate Debt Secured Debt [Member]
Debt Instrument [Line Items]
Unsecured notes payable	$ 585,000,000	$ 483,000,000
Total Outstanding Debt	$ 1,671,442,000	$ 1,653,646,000	$ 20,200,000		$ 1,086,442,000	$ 585,000,000		$ 150,000,000	$ 722,759,000	$ 125,000,000	$ 500,000,000	$ 363,683,000
Effective Rate	3.50%			3.30%			2.40%			1.40%
Contract Maturity	May 18, 2018			Mar 20, 2019			Mar 1, 2017			Nov 1, 2015

Derivatives and Hedging Activities - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain	$ (10,000)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(6,500,000)	(33,377,000)	(6,500,000)	(33,377,000)	(26,881,000)	(38,579,000)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax			11,904,000	(5,293,000)
Derivative Instruments Not Designated as Hedging Instruments, Loss		(9,000)	(3,000)	(33,000)
Credit Risk Derivatives, description of contingent features			Certain of our derivative contracts contain a provision where if we default on any of our indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then we could also be declared in default on our derivative obligations. As of June 30, 2013, we had not breached the provisions of these agreements. If we had breached these provisions, we could have been required to settle our obligations under the agreements at their termination value of $8.5 million.
Derivative contracts, collateral			Certain of our derivative contracts are credit enhanced by either FNMA or Freddie Mac. These derivative contracts require that our credit enhancing party maintain credit ratings above a certain level. If our credit support providers were downgraded below Baa1 by Moody’s or BBB+ by Standard & Poor’s, or S&P, we may be required to either post 100 percent collateral or settle the obligations at their termination value of $12.5 million as of June 30, 2013. Both FNMA and Freddie Mac are currently rated Aaa by Moody’s and AA+ by S&P, and therefore, the provisions of this agreement have not been breached and no collateral has been posted related to these agreements as of June 30, 2013.
Credit Risk Related Contingent Features Termination Value	12,500,000		12,500,000
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax			(8,477,000)	(10,495,000)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent			20,381,000	5,202,000
Credit Default Option [Member]
Derivative [Line Items]
Credit Risk Related Contingent Features Termination Value	200,000		200,000
Other Credit Enhancements
Derivative [Line Items]
Credit Risk Related Contingent Features Termination Value	8,500,000		8,500,000
Termination
Derivative [Line Items]
Fair Value of Credit Risk Derivatives	11,900,000		11,900,000
Interest Expense
Derivative [Line Items]
Change in Fair Value of Derivatives, Ineffective portion	23,000	23,000	26,000	33,000
Interest Expense | Cash Flow Hedges of Interest Rate Risk | Interest Rate Caps
Derivative [Line Items]
Change in fair value of interest rate derivatives included in AOCI and expected to be reclassified in the next 12 months			10,900,000
net liability position [Member]
Derivative [Line Items]
Credit Risk Related Contingent Features Termination Value	12,800,000		12,800,000
Not Designated as Hedging Instrument [Member] | Interest Rate Caps
Derivative [Line Items]
Derivative, Number of Instruments Held	11		11
Notional Amount of Interest Rate Derivatives	63,820,000		63,820,000
Designated as Hedging Instrument [Member] | Interest Rate Caps
Derivative [Line Items]
Derivative, Number of Instruments Held	0		0
Notional Amount of Interest Rate Derivatives	205,180,000		205,180,000
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Number of Instruments Held	0		0
Notional Amount of Interest Rate Derivatives	$ 584,000,000		$ 584,000,000

Outstanding Interest Rate Derivatives Designated as Cash Flow Hedges of Interest Rate Risk (Detail) (Designated as Hedging Instrument [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2013 Contract
Interest Rate Caps
Derivative [Line Items]
Derivative, Number of Instruments Held	0
Notional	$ 205,180
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Number of Instruments Held	0
Notional	584,000
Interest Rate Forward Swap [Member]
Derivative [Line Items]
Derivative, Number of Instruments Held	3
Notional	$ 150,000

Fair Values of Derivative Instruments on Condensed Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	$ 10,626	$ 245
Derivative financial instruments, Liability	11,907	21,423
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	62	43
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	0	0
Other assets
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	10,626	245
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	62	43
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative financial instruments, Liability	11,907	21,423
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	$ 0	$ 0

Effect of Derivative Instruments on Consolidated Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 12,101	$ (3,991)	$ 11,904	$ (5,293)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax			11,904	(5,293)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	3,932	4,944	(8,477)	(10,495)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	23	(23)	26	(33)
Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	12,101	(3,991)
Interest Rate Contract [Member] | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	3,932	4,944	(8,477)	(10,495)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	23	(23)	26	(33)
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	10	(9)	(3)	(33)
Not Designated as Hedging Instrument [Member] | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net			$ (3)	$ (33)

Derivatives and Hedging Activities Gross presentation effects of offsetting and net presentation of derivatives (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 10,688	$ 288
Derivative Asset, Fair Value, Amount Offset Against Collateral	0	0
Derivative Asset, Fair Value, Net	10,688	288
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net	(422)	0
Derivative, Collateral, Right to Reclaim Cash	0	0
Derivative Liability, Fair Value, Gross Liability	11,907	21,423
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	0
Derivative Liability, Fair Value, Net	11,907	21,423
Liability [Member]
Derivative [Line Items]
Derivative, Fair Value, Net	11,485	21,423
Assets [Member]
Derivative [Line Items]
Derivative, Fair Value, Net	$ 10,266	$ 288

Fair Value Disclosure of Financial Instruments - Additional Information (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable	$ 1,671,442,000	$ 1,653,646,000
Fixed Rate Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable Excluding Interest Rate Swaps and Cap Agreements	748,759,000	732,382,000
Notes Payable, fair value	783,800,000	777,847,000
Variable Rate Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable Excluding Interest Rate Swaps and Cap Agreements	922,683,000	921,265,000
Notes Payable, fair value	$ 856,688,000	$ 850,581,000

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Assets, at Fair Value	$ 10,688,000	$ 288,000
Derivative financial instruments, Liability	11,907,000	21,423,000
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Assets, at Fair Value	0	0
Derivative financial instruments, Liability	0	0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Assets, at Fair Value	10,688,000	288,000
Derivative financial instruments, Liability	11,907,000	21,423,000
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Assets, at Fair Value	0	0
Derivative financial instruments, Liability	$ 0	$ 0

Subsequent Events - Additional Information (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Greenwood Forest [Member] Apartments	Jun. 30, 2013 Woodbridge At Lake [Member] Apartments	Aug. 02, 2013 Unsecured Debt [Member] Variable Rate Debt	Jun. 30, 2013 Unsecured Debt [Member] Variable Rate Debt	Aug. 02, 2013 Maximum [Member] Unsecured Debt [Member] Variable Rate Debt
Subsequent Event [Line Items]
Notes Payable	$ 1,671,442,000	$ 1,653,646,000			$ 500,000,000	$ 125,000,000	$ 800,000,000
Number of Units in Real Estate Property	44,219		316	188